Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 25,203	$ 11,843
Less: Accumulated depreciation and amortization	(3,611)	(2,527)
Total property, plant and equipment, net	21,592	9,316
Depreciation and amortization expense	2,895	1,065
Computers and telecom equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	40	217
Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	568	487
Purchased software
Property, Plant and Equipment [Line Items]
Total property, plant and equipment		59
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	37	37
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	491	95
Leased Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	21,100	10,124
Internal-use software
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	1,029
Total property, plant and equipment, net	1,000	0
Depreciation and amortization expense	100	0
Sales demo equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 1,938	$ 824